13FCON P 11/21/07

CONFIDENTIAL

FORM 13F

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
MAY 1 5 2007
OFFICE OF THE SECR...

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sandell Asset Management Corp.
Address: 40 West 57th Street, New York, NY 1...

CONFIDENTIAL TREATMENT EXPIRED

13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard Gashler
Title: General Counsel
Phone: 212-603-5700

BEST AVAILABLE COPY

Signature, Place, and Date of Signing:

[signature]
(Signature)

PROCESSED
APR 0 2 2008
THOMSON
FINANCIAL

New York, New York
(City, State)

May 14, 2007
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

07056109

New

NON-PUBLIC

JRAPP\1188571

CONFIDENTIAL

FORM 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $606,884 (thousands)

List of Other Included Managers:

None

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

QTR ENDED: 3/31/07

Name of Reporting Manager: Sandell Asset Management

(SEC USE ONLY)

Open Risk Arbitrage Position	Expected Quarter Close	Item 1: Name of Issuer	Item 2 : Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value (X$1000)	Item 5: Shares or Principal Amount	Item 6: Investment Discretion	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares)		
									(a) Sole	(b) Shared	(c) None
Y	4TH 2007	BIOMET INC	COM	090613-10-0	51,462	1,211,148 SHS	SOLE		1,211,148	-	-
Y	4TH 2007	BIOMET INC PUT	COM	090613-10-0	51,464	1,211,200 PUT	SOLE		1,211,200	-	-
Y	3RD 2007	GENESIS HEALTHCARE CORP	COM	37184D-10-1	8,930	141,500 SHS	SOLE		141,500	-	-
Y	3RD 2007	INFRASOURCE SVCS INC	COM	45684P-10-2	3,031	99,265 SHS	SOLE		99,265	-	-
Y	3RD 2007	LAIDLAW INTL INC	COM	50730R-10-2	131,030	3,787,000 SHS	SOLE		3,787,000	-	-
Y	2ND 2007	NOVELIS INC	COM	67000X-10-6	102,556	2,325,000 SHS	SOLE		2,325,000	-	-
Y	2ND 2007	SERVICEMASTER CO	COM	81760N-10-9	30,208	1,962,675 SHS	SOLE		1,962,675	-	-
Y	3RD 2007	TRIAD HOSPITALS INC	COM	89579K-10-9	112,291	2,149,112 SHS	SOLE		2,149,112	-	-
Y	4TH 2007	TXU CORP	COM	873168-10-8	64,100	1,000,000 SHS	SOLE		1,000,000	-	-
Y	2ND 2007	WEBEX COMMUNICATIONS INC	COM	94767L-10-9	51,814	911,255 SHS	SOLE		911,255	-	-

Value Total: $ 606,884

Entry Total: 10

END